Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	27,006,600
Common stock, shares issued	43,368,270	2,972,409
Common stock, shares outstanding	43,368,270	2,972,409
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	0	19,517,990
Temporary Equity, Shares Issued	0	19,517,988
Temporary Equity, Shares Outstanding	0	19,517,988
Temporary Equity, Liquidation Preference	$ 0	$ 163,834
Common Stock [Member]
Common stock, par value		$ 0.0001
Common stock, shares authorized		138,000,000
Common stock, shares issued		15,189,091
Common stock, shares outstanding		15,189,091